Long-term Investments, Net (Tables)	12 Months Ended
Feb. 29, 2024
Equity Method Investments and Joint Ventures [Abstract]
Summary of Long-term Investments

The investments as of February 28, 2023 and February 29, 2024 were as follows:

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Equity-method investments:
- FSOL	—	—	—
- Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")	—	—	—
- Others	—	—	—

Equity investments without readily determinable fair values:
- Huangshan Xingyue Research Travel Education Co., Ltd. (“Huangshan”)	500	—	—
- Nanjing Chengwei Venture Capital Partnership (Limited Partnership) (“Chengwei”)	27,000	36,000	5,002
Total	27,500	36,000	5,002